Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 792,991	$ 884,839
Other comprehensive loss before reclassifications	4,595	(751)
Amounts reclassified from accumulated other comprehensive loss	2,782	1,303
Other comprehensive income (loss)	1,813	(2,054)
Balance	902,381	850,471
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(8,031)	(7,079)
Balance	(6,218)	(9,133)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	4,907	1,790
Other comprehensive loss before reclassifications	(2,177)	1,459
Amounts reclassified from accumulated other comprehensive loss	2,782	1,303
Other comprehensive income (loss)	(4,959)	156
Balance	(52)	1,946
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(12,938)	(8,869)
Other comprehensive loss before reclassifications	6,772	(2,210)
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income (loss)	6,772	(2,210)
Balance	$ (6,166)	$ (11,079)